INCOME TAXES (Schedule of Components of Deferred Income Tax Expense (Benefit)) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
Deferred income tax benefit (excluding increase in the valuation allowance for deferred tax assets)		¥ (155,367,793)	¥ (8,662,935)	¥ (62,942,286)
Increase in the valuation allowance for deferred tax assets		148,240,555	25,567,962	91,594,177
Deferred income tax expense/(benefit)	$ (1,100,256)	¥ (7,127,238)	¥ 16,905,027	¥ 28,651,891